Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense (Benefit) and Amount Computed by Applying the Statutory Tax Rate (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax		₩ 11,586,930	₩ 5,256,529	₩ (7,553,977)
Income tax expense (benefit) computed at applicable tax rate	[1]	3,119,202	1,363,018	(1,936,840)
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(437,942)	(86,442)	(26,993)
Effect of non-deductible expenses		15,336	28,712	39,411
Effect of tax losses that are not recognized as deferred tax assets		0	(797)	0
Effects of tax credits and deduction		(118,434)	(54,364)	(53,724)
Effect of change in deferred tax due to change in tax rate		(372,426)	(11,985)	211,736
Reversal of unrecognized deferred tax assets, net		48,957	(7,740)	(15,244)
Deduction of deferred tax assets		10,136	0	29,095
Deferred tax related to investments in subsidiaries, associates and joint ventures		784,577	447,833	(1,063,007)
Others, net		(36,637)	11,580	20,195
Adjustments		(116,795)	316,435	(868,893)
Adjustment in respect of prior years due to change in estimate		(82,133)	(44,892)	(32,100)
Income tax expense (benefit)		₩ 2,920,274	₩ 1,634,561	₩ (2,837,833)

[1]	Applicable tax rates are 25.64%, 25.93% and 26.92% as of December 31, 2023, 2024 and 2025, respectively.